Schedule of other borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
Short-Term Debt [Line Items]
Total other borrowings	$ 1,668
Long-term portion of other borrowings	696
CEBA Loans [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 696
Interest rate	15.00%
Maturity	December 2026
Macdonald DND Site Development LP [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 719
Interest rate	3.00%
Maturity	September 2024
Meridian OneCap [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 31
Interest rate	6.00%
Nu-quest Distribution Inc. [Member]
Short-Term Debt [Line Items]
Maturity	November 2027
Arbinder Sohi [Member]
Short-Term Debt [Line Items]
Total other borrowings	$ 222
Interest rate	12.00%
Maturity	On demand